CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	$ 2,175,378	$ 826,968	$ 414,190
Cost of revenue
Cost of revenue	(1,570,458)	(812,210)	(326,878)
Gross profit	604,920	14,758	87,312
Operating income (expenses)
Other operating income	15,890	9,799	3,497
Sales and marketing expenses	(969,543)	(705,015)	(425,974)
General and administrative expenses	(385,865)	(240,781)	(137,868)
Research and development expenses	(156,634)	(67,529)	(29,323)
Total operating expenses	(1,496,152)	(1,003,526)	(589,668)
Operating loss	(891,232)	(988,768)	(502,356)
Interest income	33,935	11,520	2,922
Interest expense	(48,208)	(31,295)	(26,501)
Investment gain, net	11,794	8,603	33,591
Changes in fair value of convertible notes	(472,877)	41,259	(51,950)
Foreign exchange (loss) gain	(2,031)	4,801	(4,215)
Loss before income tax and share of results of equity investees	(1,368,619)	(953,880)	(548,509)
Income tax expense	(85,864)	(4,088)	(10,745)
Share of results of equity investees	(3,239)	(3,066)	(1,912)
Net loss	(1,457,722)	(961,034)	(561,166)
Net loss (profit) attributable to non-controlling interests	(5,077)	(207)	681
Net loss attributable to Sea Limited's ordinary shareholders	$ (1,462,799)	$ (961,241)	$ (560,485)
Loss per share:
Basic and diluted (in dollars per share)	$ (3.35)	$ (2.84)	$ (2.72)
Weighted average shares used in loss per share computation:
Basic and diluted (in shares)	436,601,801	338,472,987	205,727,195
Digital Entertainment [Member]
Revenue
Revenue	$ 1,136,017	$ 462,464	$ 365,167
Cost of revenue
Cost of revenue	(435,905)	(267,359)	(217,986)
E-Commerce and Other Services [Member]
Revenue
Revenue	822,659	270,049	47,444
Cost of revenue
Cost of revenue	(907,518)	(446,281)	(107,260)
Sales of Goods [Member]
Revenue
Revenue	216,702	94,455	1,579
Cost of revenue
Cost of revenue	$ (227,035)	$ (98,570)	$ (1,632)